Offerings - Offering: 1	Oct. 14, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Notes, Series D
Amount Registered	5,000,000
Proposed Maximum Offering Price per Unit	1.00000
Maximum Aggregate Offering Price	$ 5,000,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 435.00
Offering Note	None